OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued expenses	$ 19,359	$ 14,839
Accrued payroll and related taxes	12,479	10,527
Government institutions	6,467	6,287
Accrued dividend	10,428	8,277
Operating lease liabilities, current	4,133	3,385
Others	4,951	2,589
Total	$ 57,817	$ 45,904